Investment Risks	Jun. 04, 2026
PaPacer US Small Cap Cash Cows Growth Leaders ETF | Diversification Risk Member
Prospectus [Line Items]
Risk [Text Block]
Diversification Risk. The Fund is classified as “diversified” under the 1940 Act. However, the Fund may become “non‑diversified” solely as a result of a change in the relative market capitalization or index weighting of one or more constituents of the Index. Operating as “non-diversified” may make the Fund more susceptible to adverse developments affecting any single issuer held in its portfolio and may be more susceptible to greater losses because of these developments.